Pay vs Performance Disclosure Unit_pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE TABLE

As described in “Compensation Discussion and Analysis,” our Compensation, People and Culture Committee has implemented an executive compensation program designed to link a substantial portion of our NEOs’ realized compensation to the achievement of financial, operational and strategic goals that we believe enhance long-term sh arehold
er value. Th
e ta
ble below sets forth additional compensation information for our NEOs, calculated in accordance with SEC regulations, for fiscal years 2022, 2021 and 2020:

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for CEO (a)	Compensation Actually Paid to CEO (b)	Average Summary Compensation Table total for Non-CEO NEOs (c)	Average Compensation Actually Paid to Non-CEO NEOs (d)	CMG Total Shareholder Return (e)	Peer Group Total Shareholder Return (f)	Net Income ($millions) (g)	Company Selected Measure (CSM) - RCF Dollars ($millions) (h)
2022	$17,186,153	($16,848,694)	$6,500,834	($6,223,351)	$166	$126	$899	$2,062
2021	$17,880,580	$66,215,877	$5,402,915	$22,935,919	$209	$139	$653	$1,707
2020	$38,035,868	$95,328,425	$14,751,175	$30,272,465	$166	$115	$356	$1,041
Column (a)
. Reflects compensation amounts reported in the Summary Compensation Table for our CEO, Brian Niccol, for the respective years shown.
Column (b)
. Reflects the respective amounts set forth in column (a) of the ta ble
above, ad
jus
ted as set forth in the table below, as determined in accordance with SEC rules and computed in accordance with the methodology used for financial reporting purposes. The dollar amounts reflected in column (b) of the table above do not reflect the actual amount of c om
pensation earned, realized, or received by the CEO during the applicable year, with a significant portion of the value subject to forfeiture in the event that the underlying vesting conditions with respect to the equity awards are not achieved. For information regarding the decisions made by our C om
pensation, People and Culture Committee in regard to the CEO’s compensation for each fiscal year, see “Compensation Discussion and Analysis” and the tables and narrative explanations reporting pay for the fiscal years covered in the table above.

Year	Summary Compensation Table Total for CEO	Less: Summary Compensation Table Total Equity (Stock Awards + Option Awards)	Plus: Fair Value as of Fiscal Year-End of Stock and Option Awards Granted in Covered Year	Plus: Change in Fair Value of Outstanding Unvested Stock and Option Awards From Prior Years	Plus: Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	Less: Fair Value at Prior Fiscal Year-End of Stock and Option Awards Forfeited during the Covered Year ($)	Compensation Actually Paid to CEO
2022	$17,186,153	$13,501,795	$7,812,978	($17,794,792)	($10,551,238)	$0	($16,848,694)
2021	$17,880,580	$12,001,072	$29,796,775	$29,160,321	$1,379,272	$0	$66,215,877
2020	$38,035,868	$33,223,032	$45,251,258	$54,892,816	($9,628,485)	$0	$95,328,425
Column (c)
. The following non-CEO NEOs are included in the average amounts shown:
2020: Jack Hartung, Curt Garner, Christopher Brandt and Scott Boatwright
2021: Jack Hartung, Curt Garner, Christopher Brandt and Scott Boatwright
2022: Jack Hartung, Curt Garner, Christopher Brandt, Scott Boatwright and Marissa Andrada
Column (d)
. Reflects the respective amounts set forth in column (c) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules and computed in accordance with the methodology used for financial reporting purposes. The dollar amounts reflected in column (d) of the table above do not reflect the actual amount of compensation earned, realized, or received by the non-CEO NEOs during the applicable year, with a significant portion of the value subject to forfeiture in the event that the underlying vesting conditions with respect to the equity awards are not achieved. For information regarding the decisions made by our Compe nsat
ion, People and Culture Committee in regard to the non-CEO NEOs’ compensation for each fiscal year, see “Compensation Discussion and Analysis” and the tables and narrative explanations reporting pay for the fiscal years covered in the table above.

Year	Summary Compensation Table Total for Non-CEO NEOs	Less: Summary Compensation Table Total Equity (Stock Awards + Option Awards)	Plus: Fair Value as of Fiscal Year-End of Stock and Option Awards Granted in Covered Year	Plus: Change in Fair Value of Outstanding Unvested Stock and Option From Prior Years	Plus: Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	Less: Fair Value at Prior Fiscal Year-End of Stock and Option Awards Forfeited during the Covered Year ($)	Compensation Actually Paid to Non-CEO NEOs
2022	$6,500,834	$4,952,583	$2,987,539	($4,482,629)	($3,707,258)	$2,569,255	($6,223,351)
2021	$5,402,915	$3,313,428	$8,226,718	$10,490,185	$2,129,529	$0	$22,935,919
2020	$14,751,175	$13,147,324	$16,396,916	$13,279,493	($1,007,795)	$0	$30,272,465
Column (e)
. For the relevant fiscal year, represents the cumulative total shareholder return (“TSR”) of Chipotle through December 31 of the applicable fiscal year, assuming $100 was invested on December 31, 2019.
Column (f)
. For the relevant fiscal year, represents the cumulative TSR of the S&P 500 Restaurants Index (Peer Group TSR) through December 31 of the applicable fiscal year, assuming $100 was invested on December 31, 2019 and reinvestment of dividends.
Column (g)
. Reflects net income in Chipotle’s Consolidated Income Statements included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2022, 2021 and 2020.
Column (h)
. Company Selected Measure (“CSM”) is Restaurant Cash Flow Dollars (“RCF Dollars”),
whi
ch is calculated as the Company’s total revenue less restaurant operating costs (exclusive of depreciation and amortization) for the applicable Company fisc al
year.

Company Selected Measure Name	Restaurant Cash Flow Dollars
Named Executive Officers, Footnote [Text Block]
Column (c)
. The following non-CEO NEOs are included in the average amounts shown:
2020: Jack Hartung, Curt Garner, Christopher Brandt and Scott Boatwright
2021: Jack Hartung, Curt Garner, Christopher Brandt and Scott Boatwright
2022: Jack Hartung, Curt Garner, Christopher Brandt, Scott Boatwright and Marissa Andrada

Peer Group Issuers, Footnote [Text Block]	For the relevant fiscal year, represents the cumulative TSR of the S&P 500 Restaurants Index (Peer Group TSR) through December 31 of the applicable fiscal year, assuming $100 was invested on December 31, 2019 and reinvestment of dividends.
PEO Total Compensation Amount	$ 17,186,153	$ 17,880,580	$ 38,035,868
PEO Actually Paid Compensation Amount	$ (16,848,694)	66,215,877	95,328,425
Adjustment To PEO Compensation, Footnote [Text Block]
Column (b)
. Reflects the respective amounts set forth in column (a) of the ta ble
above, ad
jus
ted as set forth in the table below, as determined in accordance with SEC rules and computed in accordance with the methodology used for financial reporting purposes. The dollar amounts reflected in column (b) of the table above do not reflect the actual amount of c om
pensation earned, realized, or received by the CEO during the applicable year, with a significant portion of the value subject to forfeiture in the event that the underlying vesting conditions with respect to the equity awards are not achieved. For information regarding the decisions made by our C om
pensation, People and Culture Committee in regard to the CEO’s compensation for each fiscal year, see “Compensation Discussion and Analysis” and the tables and narrative explanations reporting pay for the fiscal years covered in the table above.

Year	Summary Compensation Table Total for CEO	Less: Summary Compensation Table Total Equity (Stock Awards + Option Awards)	Plus: Fair Value as of Fiscal Year-End of Stock and Option Awards Granted in Covered Year	Plus: Change in Fair Value of Outstanding Unvested Stock and Option Awards From Prior Years	Plus: Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	Less: Fair Value at Prior Fiscal Year-End of Stock and Option Awards Forfeited during the Covered Year ($)	Compensation Actually Paid to CEO
2022	$17,186,153	$13,501,795	$7,812,978	($17,794,792)	($10,551,238)	$0	($16,848,694)
2021	$17,880,580	$12,001,072	$29,796,775	$29,160,321	$1,379,272	$0	$66,215,877
2020	$38,035,868	$33,223,032	$45,251,258	$54,892,816	($9,628,485)	$0	$95,328,425

Non-PEO NEO Average Total Compensation Amount	$ 6,500,834	5,402,915	14,751,175
Non-PEO NEO Average Compensation Actually Paid Amount	$ (6,223,351)	22,935,919	30,272,465
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Column (d)
. Reflects the respective amounts set forth in column (c) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules and computed in accordance with the methodology used for financial reporting purposes. The dollar amounts reflected in column (d) of the table above do not reflect the actual amount of compensation earned, realized, or received by the non-CEO NEOs during the applicable year, with a significant portion of the value subject to forfeiture in the event that the underlying vesting conditions with respect to the equity awards are not achieved. For information regarding the decisions made by our Compe nsat
ion, People and Culture Committee in regard to the non-CEO NEOs’ compensation for each fiscal year, see “Compensation Discussion and Analysis” and the tables and narrative explanations reporting pay for the fiscal years covered in the table above.

Year	Summary Compensation Table Total for Non-CEO NEOs	Less: Summary Compensation Table Total Equity (Stock Awards + Option Awards)	Plus: Fair Value as of Fiscal Year-End of Stock and Option Awards Granted in Covered Year	Plus: Change in Fair Value of Outstanding Unvested Stock and Option From Prior Years	Plus: Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	Less: Fair Value at Prior Fiscal Year-End of Stock and Option Awards Forfeited during the Covered Year ($)	Compensation Actually Paid to Non-CEO NEOs
2022	$6,500,834	$4,952,583	$2,987,539	($4,482,629)	($3,707,258)	$2,569,255	($6,223,351)
2021	$5,402,915	$3,313,428	$8,226,718	$10,490,185	$2,129,529	$0	$22,935,919
2020	$14,751,175	$13,147,324	$16,396,916	$13,279,493	($1,007,795)	$0	$30,272,465

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
The following table identifies the four most important performance measures used by our Compensation, People and Culture Committee to link the CAP to our CEO and other NEOs in 2022 to company performance. The role of each of these performance measures on our NEOs’ compensation is discussed in “Compensation Discussio
n and
Analysis” above.
    Most Important Performance Measures

Restaurant Cash Flow Dollars Comparable Restaurant Sales (CRS) Growth Restaurant Cash Flow (RCF) Margin % Site Assessment Requests (SARs)

Total Shareholder Return Amount	$ 166	209	166
Peer Group Total Shareholder Return Amount	126	139	115
Net Income (Loss)	$ 899,000,000	$ 653,000,000	$ 356,000,000
Company Selected Measure Amount	2,062	1,707	1,041
PEO Name	Brian Niccol
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Restaurant Cash Flow Dollars
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Comparable Restaurant Sales (CRS) Growth
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Restaurant Cash Flow (RCF) Margin %
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Site Assessment Requests (SARs)
PEO [Member] | Summary Compensation Table Total Equity (Stock Awards Option Awards) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (13,501,795)	$ (12,001,072)	$ (33,223,032)
PEO [Member] | Fair Value as of Fiscal YearEnd of Stock and Option Awards Granted in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,812,978	29,796,775	45,251,258
PEO [Member] | Change in Fair Value of Outstanding Unvested Stock and Option Awards From Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(17,794,792)	29,160,321	54,892,816
PEO [Member] | Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(10,551,238)	1,379,272	(9,628,485)
PEO [Member] | Fair Value at Prior Fiscal YearEnd of Stock and Option Awards Forfeited during the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Summary Compensation Table Total Equity (Stock Awards Option Awards) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,952,583)	(3,313,428)	(13,147,324)
Non-PEO NEO [Member] | Fair Value as of Fiscal YearEnd of Stock and Option Awards Granted in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,987,539	8,226,718	16,396,916
Non-PEO NEO [Member] | Change in Fair Value of Outstanding Unvested Stock and Option Awards From Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,482,629)	10,490,185	13,279,493
Non-PEO NEO [Member] | Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,707,258)	2,129,529	(1,007,795)
Non-PEO NEO [Member] | Fair Value at Prior Fiscal YearEnd of Stock and Option Awards Forfeited during the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,569,255)	$ 0	$ 0